Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 16.6	[1]	$ 11.8
Property, plant and equipment at end of period	20.8		16.6	[1]
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9.8
Property, plant and equipment at end of period	$ 12.8		9.8
Useful life measured as period of time, property, plant and equipment	5 years
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 4.1
Property, plant and equipment at end of period	$ 5.2		4.1
Computer equipment | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	2 years
Computer equipment | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture, fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 2.7
Property, plant and equipment at end of period	$ 2.8		2.7
Furniture, fixtures and fittings | Bottom of range
Reconciliation of changes in property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	2 years
Furniture, fixtures and fittings | Top of range
Reconciliation of changes in property, plant and equipment [abstract]
Useful life measured as period of time, property, plant and equipment	5 years
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 55.4		45.1
Additions on acquisitions	0.1		1.3
Additions	11.7		9.0
Disposals	(0.3)
Property, plant and equipment at end of period	66.9		55.4
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	18.1		13.9
Additions on acquisitions	0.0		0.5
Additions	5.6		3.7
Disposals	(0.1)
Property, plant and equipment at end of period	23.6		18.1
Cost | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	28.8		25.1
Additions on acquisitions	0.1		0.2
Additions	5.0		3.5
Disposals	(0.1)
Property, plant and equipment at end of period	33.8		28.8
Cost | Furniture, fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8.5		6.1
Additions on acquisitions	0.0		0.6
Additions	1.1		1.8
Disposals	(0.1)
Property, plant and equipment at end of period	9.5		8.5
Impairment provisions and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(38.8)		(33.3)
Charge for the year	7.3		5.5
Disposals	0.0
Property, plant and equipment at end of period	(46.1)		(38.8)
Impairment provisions and amortisation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(8.3)		(6.8)
Charge for the year	2.5		1.5
Disposals	0.0
Property, plant and equipment at end of period	(10.8)		(8.3)
Impairment provisions and amortisation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(24.7)		(22.3)
Charge for the year	3.9		2.4
Disposals	0.0
Property, plant and equipment at end of period	(28.6)		(24.7)
Impairment provisions and amortisation | Furniture, fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5.8)		(4.2)
Charge for the year	0.9		1.6
Disposals	0.0
Property, plant and equipment at end of period	$ (6.7)		$ (5.8)

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information